Warranties of the Company	12 Months Ended
Dec. 31, 2014
Product Warranties Disclosures [Abstract]
Product Warranty Disclosure [Text Block]
Note 4 Warranties of the Company

ABCO Energy provides a five and ten year workmanship warranties for installed systems that cover labor and installation matters only.  All installed products are warranted by the manufacturer.  In the last four years of operations, all claims on workmanship have been handled expeditiously and inexpensively by the company.  Management does not consider the warranty as a significant or material risk.